Provisions for expected credit losses/impairment charges - Debt securities (Details) - Provision for ECL - Debt Securities - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Oct. 01, 2018
Provisions for expected credit losses
Balance at the beginning of the year	$ 11	$ 0
Restatement for adoption of AASB 9			$ 11
Restated at the beginning of the year			11
Stage 1 - change in the provision during the year	(7)	0
Stage 2 - change in the provision during the year	27
Balance at the end of the year	31	11
FVOCI
Provisions for expected credit losses
Balance at the beginning of the year	2	0
Restatement for adoption of AASB 9			2
Restated at the beginning of the year			2
Stage 1 - change in the provision during the year	2	0
Balance at the end of the year	4	2
Amortised cost
Provisions for expected credit losses
Balance at the beginning of the year	9	0
Restatement for adoption of AASB 9			9
Restated at the beginning of the year			9
Stage 1 - change in the provision during the year	(9)	0
Stage 2 - change in the provision during the year	27
Balance at the end of the year	27	9
Parent Entity
Provisions for expected credit losses
Balance at the beginning of the year	2	0
Restatement for adoption of AASB 9			2
Restated at the beginning of the year			2
Stage 1 - change in the provision during the year	2
Balance at the end of the year	4	2
Parent Entity | FVOCI
Provisions for expected credit losses
Balance at the beginning of the year	2	0
Restatement for adoption of AASB 9			2
Restated at the beginning of the year			2
Stage 1 - change in the provision during the year	2
Balance at the end of the year	4	2
Parent Entity | Amortised cost
Provisions for expected credit losses
Balance at the beginning of the year	$ 0	0
Restatement for adoption of AASB 9			0
Restated at the beginning of the year			$ 0
Balance at the end of the year		$ 0